Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2019:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,698,146	¥92,310	¥26,101	¥3,005	¥1,424,444	¥5,124,462	¥27,824
Investment funds	680,922	—	14,113	477,239	18,118	—	171,452
Special purpose entities created for structured financing	203,458	—	2,214	—	—	127,243	74,001
Repackaged instruments	279,327	506	—	53,346	137,509	86,753	1,213
Securitization of the MUFG Group’s assets	10,208,496	—	—	—	—	10,183,624	24,872
Trust arrangements	7,888,210	—	8,953	202	311,412	7,565,862	1,781
Other	34,303	362	1,635	—	42	9,699	22,565

Total consolidated assets before elimination	25,992,862	93,178	53,016	533,792	1,891,525	23,097,643	323,708
The amounts eliminated in consolidation	(7,772,776)	(93,171)	(29,361)	(5,102)	(63,331)	(7,552,315)	(29,496)

Total consolidated assets	¥18,220,086	¥7	¥23,655	¥528,690	¥1,828,194	¥15,545,328	¥294,212

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,691,362	¥—	¥4,678,588	¥1,552,572	¥460,202
Investment funds	6,852	—	—	5,158	1,694
Special purpose entities created for structured financing	114,469	—	609	111,523	2,337
Repackaged instruments	277,179	—	48,014	174,215	54,950
Securitization of the MUFG Group’s assets	10,167,632	—	—	10,162,231	5,401
Trust arrangements	7,881,332	7,616,575	—	—	264,757
Other	32,584	—	8,611	1,474	22,499

Total consolidated liabilities before elimination	25,171,410	7,616,575	4,735,822	12,007,173	811,840
The amounts eliminated in consolidation	(14,676,389)	(50,396)	(2,996,041)	(11,517,019)	(112,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,922,307)	(7,566,179)	(1,719,246)	(121)	(636,761)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥572,714	¥—	¥20,535	¥490,033	¥62,146

Consolidated VIEs	Consolidated assets
At March 31, 2020:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,263,082	¥102,781	¥31,625	¥12,989	¥1,195,283	¥4,913,939	¥6,465
Investment funds	493,757	—	16,482	314,074	34,121	—	129,080
Special purpose entities created for structured financing	204,047	—	2,658	—	—	119,348	82,041
Repackaged instruments	249,529	1,330	—	42,052	118,776	86,859	512
Securitization of the MUFG Group’s assets	10,956,261	—	—	—	—	10,933,580	22,681
Trust arrangements	7,527,539	—	654	336,546	745,846	6,441,864	2,629
Other	31,295	350	2,055	—	—	6,885	22,005

Total consolidated assets before elimination	25,725,510	104,461	53,474	705,661	2,094,026	22,502,475	265,413
The amounts eliminated in consolidation	(6,877,849)	(103,615)	(23,427)	(10,592)	(289,567)	(6,429,880)	(20,768)

Total consolidated assets	¥18,847,661	¥846	¥30,047	¥695,069	¥1,804,459	¥16,072,595	¥244,645

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,253,318	¥—	¥4,327,685	¥1,478,921	¥446,712
Investment funds	15,817	—	—	5,546	10,271
Special purpose entities created for structured financing	114,357	—	—	112,474	1,883
Repackaged instruments	251,056	—	65,965	163,833	21,258
Securitization of the MUFG Group’s assets	10,924,830	—	16,008	10,077,839	830,983
Trust arrangements	7,522,190	6,743,261	—	—	778,929
Other	27,302	—	5,989	1,321	19,992

Total consolidated liabilities before elimination	25,108,870	6,743,261	4,415,647	11,839,934	2,110,028
The amounts eliminated in consolidation	(15,045,398)	(703)	(2,526,893)	(11,374,581)	(1,143,221)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,465,320)	(6,742,558)	(1,857,923)	(1)	(864,838)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥598,152	¥—	¥30,831	¥465,352	¥101,969

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2019:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,621,609	¥6,221,274	¥4,982,357	¥659	¥1,704,553	¥3,277,145	¥—	¥—	¥—
Investment funds	67,750,419	1,952,676	1,753,823	187,166	1,253,705	304,310	8,642	206	206
Special purpose entities created for structured financing	42,676,571	3,972,450	3,015,593	252,597	48,895	2,709,008	5,093	9,827	9,827
Repackaged instruments	12,885,367	3,477,545	3,383,161	690,305	2,169,798	478,252	44,806	6,087	6,087
Other	60,074,743	3,482,153	2,454,807	123,595	65,451	2,145,665	120,096	57,567	57,567

Total	¥213,008,709	¥19,106,098	¥15,589,741	¥1,254,322	¥5,242,402	¥8,914,380	¥178,637	¥73,687	¥73,687

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2020:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,700,099	¥5,836,895	¥4,797,551	¥190	¥1,737,979	¥3,059,382	¥—	¥—	¥—
Investment funds	55,644,434	1,918,403	1,712,037	437,858	525,022	724,253	24,904	356,679	356,679
Special purpose entities created for structured financing	37,026,192	3,601,834	2,764,156	392,588	35,774	2,317,128	18,666	6,058	6,058
Repackaged instruments	8,215,327	3,030,263	2,931,617	394,478	2,123,058	361,184	52,897	—	—
Other	54,962,702	2,940,349	2,314,142	191,646	—	1,995,985	126,511	41,693	41,693

Total	¥183,548,754	¥17,327,744	¥14,519,503	¥1,416,760	¥4,421,833	¥8,457,932	¥222,978	¥404,430	¥404,430